Operating Expenses (Tables)	6 Months Ended
Jun. 30, 2019
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Components of Operating Expenses

The components of operating expenses include the following:

	Three months ended June 30,		Six months ended June 30,

	2019	2018	2019	2018
Salaries, commissions and allowances	609	592	1,231	1,178
Share-based payments	15	14	27	23
Post-employment benefits	34	34	68	72
Total staff costs	658	640	1,326	1,273
Goods and services(1)	313	229	645	463
Data	66	59	129	112
Telecommunications	13	9	23	14
Real estate	18	26	35	50
Fair value adjustments(2)	2	1	3	4
Total operating expenses	1,070	964	2,161	1,916

(1)	Goods and services include professional fees, consulting and outsourcing services, contractors, selling and marketing, and other general and administrative costs.

(2)	Fair value adjustments primarily represent gains or losses due to changes in foreign currency exchange rates on intercompany balances that arise in the ordinary course of business.